Finance Income and Expenses - Schedule of Finance Income and Expenses (Details) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
FINANCE INCOME
Income from financial investments		R$ 436		R$ 452	R$ 468
Interest on sale of energy		299		286	337
Foreign exchange variations - Itaipu				7	17
Foreign exchange variations - Loans				277	338
Monetary variations		87		163	108
Monetary variations -CVA		16		76	185
Gain on financial instruments – Swap		147
Monetary updating of escrow deposits		69		82	82
PIS/Pasep and Cofins charged on finance income		(205)	[1]	(197)	(117)
Prepayments rents		5		4	5
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS	R$ 411	392	[2]
IRPJ credit update on Worker's Food Program		59
Others		125		122	77
Finance income		1,430		1,272	1,500
FINANCE EXPENSES
Charges on loans and debentures (Note 22)		(989)		(1,013)	(928)
Cost of debt - amortization of transaction cost		(19)		(14)	(7)
Foreign exchange variations - loans		(464)
Premium on repurchase of debt securities (Eurobonds)					(47)
Foreign exchange variations - Itaipu		(37)
Monetary updating - loans and debentures		(248)		(148)	(167)
Charges and monetary updating on post-employment obligations		(4)		(20)	(40)
Losses with financial instruments - Swap				(177)	(438)
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS				(41)	(1,294)
Monetary updating - Lease liabilities		(27)		(35)	(27)
Financial expenses (R&D and PEE)		(30)		(38)	(38)
Estimated update of distributed generation credits, net		(38)	[3]
Others		(95)		(165)	(80)
Finance expenses		(1,951)		(1,651)	(3,066)
Net finance expenses		R$ (521)		R$ (379)	R$ (1,566)

[1]	PIS/Pasep and Cofins expenses are levied on financial income and interest on own capital.
[2]

The interest of the tax credits related to PIS/Pasep and Cofins, arising from the exclusion of ICMS from its calculation basis, and the liability to be refunded to consumers is presented by net value. With the offsetting of the credits, the liability to be refunded to consumers exceeded the value of the credits to be received, generating a net financial expense for the comparative periods. With the adjustment of the liability, in May 2024, of R$411, the Company now has net financial income. For more information, see note 19.

[3]	Estimated update of the distributed generation credits to be compensated by consumers, due to the effect of the tariff adjustment, net of the portion corresponding to the financial income from the estimated neutrality on the distributed generation credits, in the amount of R$39.